Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Income Taxes (Details Narrative)
Valuation allowance against net deferred tax assets	$ 319,089	$ 8,899
Net operating loss carryforwards	$ 1,480,038